Earnings (Loss) Per Common Share from Continuing Operations - (Details1) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average exercise price of options excluded	$ 16.16	$ 18.42	$ 20.24
Fourth quarter weighted-average market price	7.43	15.96	19.97
Exercise price range of options excluded, upper limit	21.81	21.81	20.97
Exercise price range of options excluded, lower limit	$ 11.46	$ 16.46	$ 20.21
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3.0
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2.6	1.4	0.4